Financial Instruments - Fair Values and Risk Management - Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Total gross carrying amount	€ 39,056	€ 41,259
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	44,660	46,584
Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	2,514	16,055
Trade receivables subject to specific valuation	42,146	30,529
Total gross carrying amount	44,660	46,584
Expected credit loss	43	101
Less than Thirty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	7,158	7,854
Less than Thirty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 2,332	€ 15,783
Default rate	0.53%	0.54%
Expected credit loss	€ 12	€ 85
Thirty to sixty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	1,355	1,030
Thirty to sixty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 68	€ 266
Default rate	5.46%	5.55%
Expected credit loss	€ 4	€ 15
Sixty One Days To Ninety Days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	563	355
Sixty One Days To Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 84	€ 6
Default rate	17.08%	12.71%
Expected credit loss	€ 14	€ 1
Past Due Greater Than Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 30
Default rate	43.47%	28.86%
Expected credit loss	€ 13